Document and Entity Information	Sep. 03, 2020
Cover [Abstract]
Entity Registrant Name	NVR INC
Amendment Flag	false
Entity Central Index Key	0000906163
Document Type	8-K
Document Period End Date	Sep. 03, 2020
Entity Incorporation State Country Code	VA
Entity File Number	1-12378
Entity Tax Identification Number	54-1394360
Entity Address, Address Line One	11700 Plaza America Drive
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Reston
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20190
City Area Code	(703)
Local Phone Number	956-4000
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	NVR
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false